Interests in equity-accounted investees - Reconciliation of the carring amount of the interest in Insighta recognized in the Consolidated Financial Statement (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 15, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets of Insighta	$ 171,346		$ 210,158	$ 243,463	$ (400,895)
Carrying amount of the Group’s interest in the associate	68,223		606
Insighta
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets of Insighta			195,718
Carrying amount of the Group’s interest in the associate			$ 97,859
Insighta
Disclosure Of Joint Ventures And Associates [Line Items]
Net assets of Insighta	192,559
Carrying amount of the Group’s interest in the associate	$ 67,396	$ 96,710